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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

/s/ David Rasiel                                 NEW YORK, NEW YORK                           NOVEMBER 6, 2007
---------------------------                 ----------------------------                ---------------------------
        [Signature]                               [City, State]                                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    35
                                                           ------------------

Form 13F Information Table Value Total:                            $1,732,947
                                                           ------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ----------------------------       ------------------

         None.

                                                           RR Partners LP
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2007


                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY

                                                 FAIR MARKET SHARES OR
                        TITLE OF        CUSIP       VALUE    PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                    CLASS         NUMBER (IN THOUSANDS)  AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AON CORP                   COM        037389103    $35,848     800,000  SH      SOLE                         800,000
------------------------------------------------------------------------------------------------------------------------------------

ARROW ELECTRS INC          COM        042735100    $10,643     250,300  SH      SOLE                         250,300
------------------------------------------------------------------------------------------------------------------------------------

AVERY DENNISON CORP        COM        053611109    $28,060     492,100  SH      SOLE                         492,100
------------------------------------------------------------------------------------------------------------------------------------

AVNET INC                  COM        053807103    $13,931     349,500  SH      SOLE                         349,500
------------------------------------------------------------------------------------------------------------------------------------

BALL CORP                  COM        058498106    $28,649     533,000  SH      SOLE                         533,000
------------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC            CL A       093679108     $521        97,096  SH      SOLE                          97,096
------------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC            CL B       093679207    $3,041      627,096  SH      SOLE                         627,096
------------------------------------------------------------------------------------------------------------------------------------

BROADRIDGE FINL SOLUTIONS  COM        11133T103    $82,832   4,371,100  SH      SOLE                       4,371,100
------------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD HOMES CORP      COM        112723101    $7,139      384,873  SH      SOLE                         384,873
------------------------------------------------------------------------------------------------------------------------------------

DOLLAR TREE STORES INC     COM        256747106    $15,490     382,100  SH      SOLE                         382,100
------------------------------------------------------------------------------------------------------------------------------------

EMMIS COMMUNICATIONS CORP  CL A       291525103    $2,401      486,100  SH      SOLE                         486,100
------------------------------------------------------------------------------------------------------------------------------------

FASTENAL CO                COM        311900104    $75,944   1,672,400  SH      SOLE                       1,672,400
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------

FIRSTENERGY CORP           COM        337932107    $25,665     405,200  SH      SOLE                         405,200
------------------------------------------------------------------------------------------------------------------------------------

FISERV INC                 COM        337738108    $56,434   1,109,600  SH      SOLE                       1,109,600
------------------------------------------------------------------------------------------------------------------------------------

IDEARC INC                 COM        451663108    $10,738     341,200  SH      SOLE                         341,200
------------------------------------------------------------------------------------------------------------------------------------

INTEGRATED DEVICE
TECHNOLOGY                 COM        458118106    $7,683      496,300  SH      SOLE                         496,300
------------------------------------------------------------------------------------------------------------------------------------

INTEL CORP                 COM        458140100    $15,516     600,000  SH      SOLE                         600,000
------------------------------------------------------------------------------------------------------------------------------------

JOHNSON CTLS INC           COM        478366107    $44,386     375,800  SH      SOLE                         375,800
------------------------------------------------------------------------------------------------------------------------------------

LABORATORY CORP OF AMER
HOLDGS                     COM        50540R409    $19,041     243,400  SH      SOLE                         243,400
------------------------------------------------------------------------------------------------------------------------------------

LOCKHEED MARTIN CORP       COM        539830109   $220,886   2,036,000  SH      SOLE                       2,036,000
------------------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUTIONS
INC                        COM        58405U102    $30,624     338,800  SH      SOLE                         338,800
------------------------------------------------------------------------------------------------------------------------------------

MENS WEARHOUSE INC         COM        587118100    $88,885   1,759,400  SH      SOLE                       1,759,400
------------------------------------------------------------------------------------------------------------------------------------
                           CL A SUB
MI DEVELOPMENT             VTG        55304X104    $4,932      148,950  SH      SOLE                         148,950
------------------------------------------------------------------------------------------------------------------------------------
                           SPONSORED
NOKIA CORP                 ADR        654902204    $9,483      250,000  SH      SOLE                         250,000
------------------------------------------------------------------------------------------------------------------------------------

ORACLE CORP                COM        68389X105    $89,848   4,150,000  SH      SOLE                       4,150,000
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------

PARKER HANN                COM        701094104    $84,577     756,300  SH      SOLE                         756,300
------------------------------------------------------------------------------------------------------------------------------------

PIONEER NAT RES CO         COM        723787107    $20,115     447,200  SH      SOLE                         447,200
------------------------------------------------------------------------------------------------------------------------------------

SMITH INTL INC             COM        832110100   $248,815   3,484,800  SH      SOLE                       3,484,800
------------------------------------------------------------------------------------------------------------------------------------

SONIC CORP                 COM        835451105    $38,325   1,637,800  SH      SOLE                       1,637,800
------------------------------------------------------------------------------------------------------------------------------------

STRAYER ED INC             COM        863236105    $61,381     364,000  SH      SOLE                         364,000
------------------------------------------------------------------------------------------------------------------------------------

STRYKER CORP               COM        863667101    $67,763     985,500  SH      SOLE                         985,500
------------------------------------------------------------------------------------------------------------------------------------

THOMAS & BETTS CORP        COM        884315102    $49,211     839,200  SH      SOLE                         839,200
------------------------------------------------------------------------------------------------------------------------------------

TRAVELERS COS INC          COM        89417E109    $22,150     440,000  SH      SOLE                         440,000
------------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP INC     COM        91324P102    $15,255     315,000  SH      SOLE                         315,000
------------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC              COM        94973V107   $196,735   2,492,844  SH      SOLE                       2,492,844
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                          $1,732,947
(in thousands)
